Short-Term Debt	6 Months Ended
Mar. 31, 2023
Short-Term Debt [Abstract]
SHORT-TERM DEBT
6.	SHORT-TERM DEBT

The short-term debts were as follows:

	As of September 30,	As of March 31,
	2022	2023
Short-term bank borrowings	103,552	103,552
Other short-term payable (1)	6,545	32,072
	110,097	135,624

(1)	During the six months ended March 31, 2023, the Company entered into loan agreements with certain third parties to borrow an aggregation of RMB 25,527 (equivalent of US$3,750). The loans bore an interest rate of 3.85% per annum and payable in twelve months.